Stock-Based Compensation Plans and Arrangements - Stock Option Activity (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Disclosure - Stock-Based Compensation Plans and Arrangements - Stock Option Activity (Detail) [Line Items]
Number of Options, Outstanding, beginning balance | shares	14,912,004
Granted, Options | shares	1,308,167
Exercised, Options | shares	(1,497,807)
Canceled, Options | shares	(538,638)
Number of Options, Outstanding, ending balance | shares	14,183,726
Number of Options, Exercisable, ending balance | shares	9,653,511
Weighted Average Exercise Price per Share, Outstanding, beginning balance | $ / shares	$ 12.45
Granted, Weighted Average Exercise Price per Share | $ / shares	15.48
Exercised, Weighted Average Exercise Price per Share | $ / shares	9.57
Canceled, Weighted Average Exercise Price per Share | $ / shares	27.16
Weighted Average Exercise Price per Share, Outstanding, ending balance | $ / shares	12.48
Weighted Average Exercise Price per Share, Exercisable, ending balance | $ / shares	$ 12.34
Weighted Average Remaining Contractual Term, Outstanding, ending balance	1 year 10 months 25 days
Weighted Average Remaining Contractual Term, Exercisable, ending balance	1 year 3 months 19 days
Aggregate Intrinsic Value, Outstanding, ending balance | $	$ 37
Aggregate Intrinsic Value, Exercisable, ending balance | $	$ 26